Investment in Equity-Accounted Investees - Summary of Financial Information for Individually Immaterial Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of associates [abstract]
Carrying amount of interests in associates	$ 1,914	$ 2,022
Share of profit (loss) of equity-accounted investees	(64)	(23)	$ 10
Company's share of profit in joint venture	0	75	0
Company's share of other comprehensive income in associates	0	0	0
Company's share of other comprehensive income in joint venture	0	0	0
Company's share of total comprehensive income (loss)	$ (64)	$ 52	$ 10